Related Party Transactions (Details Narrative) - USD ($)																										1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 28, 2024	Mar. 15, 2024	Mar. 14, 2024	Mar. 14, 2024	Mar. 14, 2024	Dec. 15, 2023	Dec. 05, 2023	Dec. 04, 2023	Nov. 30, 2023	Sep. 15, 2023	Sep. 02, 2023	Jun. 27, 2023	Mar. 15, 2023	Feb. 28, 2023	Feb. 22, 2023	Dec. 30, 2022	Dec. 15, 2022	Nov. 18, 2022	Sep. 28, 2022	Sep. 27, 2022	Jul. 07, 2022	Jun. 29, 2022	Jan. 07, 2022	Mar. 16, 2021	Nov. 19, 2020	May 10, 2024	Jan. 31, 2024	Sep. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock issued for conversion of notes																												$ 85,543			$ 85,543
Stock issued during period, value																													$ 160,218		704,000
Westside Note [Member]
Short term debt								$ 30,000
Interest rate								0.00%
Maturity date								Dec. 08, 2023
Repayment of short term debt							$ 30,000
Series B Preferred Stock [Member]
Number of shares issued	3,800
Series B Preferred Stock [Member] | Subsequent Event [Member]
Price per share			$ 50	$ 50	$ 50																					$ 50
Subscription amount																										$ 595,000
Number of shares issued				1,000																						11,900
Common Stock [Member]
Common Stock issued for conversion of notes																															$ 778
Exchange of convertible debt, shares																												777,663			777,663
Number of shares issued																													36,256	389,896	286,834
Stock issued during period, value																													$ 36		$ 286
Common Stock [Member] | Subsequent Event [Member]
Number of shares issued																											35,368
Daniel Lupinelli [Member]
Number of shares issued															223
Stock issued during period, value															$ 1,003.50
Stock price per share															$ 4.50
Chief Executive Officer [Member]
Number of shares issued																						100,000
Stock issued during period, value																						$ 30,000.00
Strategic Partners LLC [Member ] | Series A Preferred Stock [Member]
Number of shares dividend		580				569				558
Strategic Partners LLC [Member ] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Number of shares dividend		580
Strategic Partners LLC [Member ] | Series B Preferred Stock [Member]
Shares acquired			1,000
Price per share			$ 50	$ 50	$ 50
Subscription amount			$ 50,000	$ 50,000	$ 50,000
Strategic Partners LLC [Member ] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Shares acquired					1,000
Price per share			$ 50	$ 50	$ 50
Subscription amount			$ 50,000	$ 50,000	$ 50,000
Strategic Partners LLC [Member ] | Robert Haag [Member]
Number of shares issued												11,140		11,150
Stock issued during period, value												$ 50,130		$ 50,175
Stock price per share												$ 4.50		$ 4.50
Number of common stock shares												1,114		1,115
Strategic Partners LLC [Member ] | Robert Haag [Member] | Series A Preferred Stock [Member]
Shares acquired																1,111				2,223
Price per share																$ 45				$ 45
Subscription amount																$ 50,000				$ 100,000
Common Stock issued for conversion of notes																			$ 37,887.16
Exchange of convertible debt, shares																			22,962
Number of shares issued											871
Number of shares dividend													521				490
Strategic Partners LLC [Member ] | Robert Haag [Member] | Common Stock [Member]
Shares acquired																					16,667		33,334	25,000
Price per share																					$ 3.00		$ 1.50	$ 1.00
Subscription amount																					$ 50,000		$ 50,000	$ 25,000
Common Stock issued for conversion of notes																			$ 18,660.88
Exchange of convertible debt, shares																			169,644
Number of shares issued											11,510
Elev8 New Media LLC [Member] | Media Relation Service Agreement [Member]
Marketing expense									$ 25,000
Media expense																		$ 15,000
Elev8 New Media LLC [Member] | Media Relation Service Agreement [Member] | Six Months Payments [Member]
Debt instrument periodic payment																		6,500
Elev8 New Media LLC [Member] | Media Relation Service Agreement [Member] | Monthly Payments [Member]
Debt instrument periodic payment																		$ 9,500
Convertible Notes Payable [Member] | Strategic Partners LLC [Member ] | Director [Member]
Principal amount																									$ 50,000
Convertible consideration																									$ 50,000